INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of the Company's provision for income taxes

($ thousands)	2016	2015	2014
Current tax expense/(recovery)
Canada	$(661)	$(795)	$(543)
United States	(1,690)	(16,092)	5,541
Current tax expense/(recovery)	(2,351)	(16,887)	4,998
Deferred Tax expense/(recovery)
Canada	$(23,714)	$(52,603)	$64,746
United States	(211,133)	(97,985)	68,084
Deferred tax expense/(recovery)	(234,847)	(150,588)	132,830
Income tax expense/(recovery)	$(237,198)	$(167,475)	$137,828

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2016	2015	2014
Income/(loss) before taxes
Canada	$121,257	$(500,113)	$247,856
United States	38,961	(1,190,765)	189,048
Total income/(loss) before taxes	160,218	(1,690,878)	436,904
Canadian statutory rate	27.00%	27.00%	25.35%
Expected income tax expense/(recovery)	$43,259	$(456,537)	$110,755
Impact on taxes resulting from:
Change in valuation allowance	$(266,896)	$443,655	$8,007
Foreign and statutory rate differences	(12,826)	(179,809)	11,204
Non-taxable capital (gains)/losses	(6,478)	23,450	8,318
Share-based compensation	6,611	4,395	2,636
Other	(868)	(2,629)	(3,092)
Income tax expense/(recovery)	$(237,198)	$(167,475)	$137,828

Schedule of deferred income tax asset (liability)

As at December 31 ($ thousands)	2016	2015
Deferred income tax liabilities
Derivative financial assets and credits	$—	$(17,319)
Total deferred income tax liabilities	—	(17,319)
Deferred income tax assets
Property, plant and equipment	$257,105	$382,454
Tax loss carry-forwards and other credits	736,395	672,193
Asset retirement obligation	50,462	57,364
Derivative financial assets and credits	10,515	—
Other assets	26,753	36,156
Total deferred income tax assets	1,081,230	1,148,167
Less valuation allowance	(347,867)	(614,763)
Total deferred income tax assets, net	733,363	533,404
Net deferred income tax asset	$733,363	$516,085

Schedule of loss carryforwards and tax credits that can be utilized in future years

As at December 31 ($ thousands)	2016	Expiration Date
Canada
Capital losses	$1,224,000	Indefinite
Non-capital losses	377,000	2028-2036
United States
Net operating losses	$894,000	2030-2036
Alternative minimum tax credits	112,000	Indefinite

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

($ thousands)	2016	2015	2014
Balance, beginning of year	$15,100	$17,000	$18,000
Increase/(decrease) for tax positions of prior years	—	(300)	2,700
Settlements	(1,800)	(1,600)	(3,700)
Balance, end of year	$13,300	$15,100	$17,000

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities

Jurisdiction	Taxation Years
Canada - Federal & Provincial	2006-2016
United States - Federal & State	2008-2016